Risk Management - ECL under 100% weighted scenarios for modelled portfolios (Details) £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) economic_scenario	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	100.00%
Financial assets	£ (1,491,765)	£ (1,451,654)
Retail mortgages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	0.10%	0.30%
Financial assets	£ (168,061)	£ (171,512)
Retail mortgages | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (168,061)	£ (171,512)
Retail credit cards
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	8.70%	9.20%
Financial assets	£ (34,779)	£ (34,221)
Retail credit cards | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (34,779)	£ (34,221)
Retail other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	2.90%	3.40%
Financial assets	£ (13,808)	£ (9,952)
Retail other | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (13,808)	£ (9,952)
Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	0.90%	1.00%
Financial assets	£ (129,625)	£ (127,062)
Corporate loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(129,625)	(127,062)
Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,532	6,252
Accumulated impairment | ECL collectively assessed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,737	5,171
Accumulated impairment | Retail mortgages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	187	583	£ 516
Accumulated impairment | Retail mortgages | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	187	583
Accumulated impairment | Retail credit cards
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,307	3,486	3,033
Accumulated impairment | Retail credit cards | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,307	3,486
Accumulated impairment | Retail other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	410	353	574
Accumulated impairment | Retail other | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	410	353
Accumulated impairment | Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,166	1,299	£ 1,427
Accumulated impairment | Corporate loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,166	1,299
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of economic scenarios | economic_scenario	5
Credit risk | Accumulated impairment | Retail mortgages | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 24	383
Credit risk | Accumulated impairment | Retail credit cards | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,633	3,561
Credit risk | Accumulated impairment | Retail other | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	207	212
Credit risk | Accumulated impairment | Corporate loans | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 873	1,015
Baseline | Retail mortgages
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	14.30%
Baseline | Retail other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	2.50%
Baseline | Corporate loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	4.90%
Baseline | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	1.30%
Baseline | Accumulated impairment | Retail mortgages | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 21	366
Baseline | Accumulated impairment | Retail credit cards | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,620	3,542
Baseline | Accumulated impairment | Retail other | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	202	211
Baseline | Accumulated impairment | Corporate loans | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	832	978
Downside 2 | Accumulated impairment | Retail mortgages | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	63	538
Downside 2 | Accumulated impairment | Retail credit cards | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,995	3,893
Downside 2 | Accumulated impairment | Retail other | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	271	233
Downside 2 | Accumulated impairment | Corporate loans | ECL collectively assessed | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,384	£ 1,438